Inventories (Details) - Schedule of inventory - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule Of Inventory Abstract
Raw materials	¥ 9,929	¥ 12,294
Work in progress	2,164	2,972
Finished goods	11,860	11,217
Total inventory, gross	23,953	26,483
Inventory reserve	(10,346)	(10,314)
Total inventory, net	¥ 13,607	¥ 16,169